Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2015 $	2014 $
Revolving credit facilities due through 2018	530,971	508,593
Term loans due through 2021	635,330	147,470
Long-term debt of Entities under Common Control	—	54,265

Total principal	1,166,301	710,328
Less: unamortized discount and debt issuance costs	(1,696)	(1,763)

Total debt	1,164,605	708,565
Less: current portion	(174,047)	(47,225)

Non-current portion of long-term debt	990,558	661,340